Employee benefit obligations - Plan asset (Details) - Defined benefit plan - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee benefit obligations
Equities / multi strategy	$ 1,121	$ 1,107
Target return funds	256	267
Bonds	229	178
Cash/other	218	182
Total plan assets	$ 1,824	$ 1,734
Equities (Percentage)	61.00%	65.00%
Target return funds (Percentage)	14.00%	15.00%
Bonds (Percentage)	13.00%	10.00%
Cash/other (Percentage)	12.00%	10.00%
Total plan assets (Percentage)	100.00%	100.00%